UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name: Endeavour Capital Advisors, Inc. (1)

Address:    289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name: Glenn M. Hofsess

Title:   Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess        Greenwich, CT          05/14/07
           (Name)           (City, State)            (Date)

REPORT TYPE (CHECK ONLY ONE.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     52 Items

Form 13F Information Table Value Total:     $ 345,170 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                         TOTAL FMV               INVESTMENT   OTHER      VOTING
NAME OF ISSUER                   TITLE OF CLASS      CUSIP      (X $1,000)  TOTAL SHARES  SH/PRN DISCRETION  MANAGERS AUTHORITY SOLE

AEROPOSTALE                           COM           07865108   768          19,100          SH      SOLE       NONE        19,100
AMVESCAP PLC                     SPONSORED ADR      3235E100   8,005        362,203         SH      SOLE       NONE        362,203
ARCELOR MITTAL                   NY REG SH CL A     3937E101   7,668        144,976         SH      SOLE       NONE        144,976
ASSURANT INC                          COM          04621X108   11,300       210,700         SH      SOLE       NONE        210,700
BEAR STEARNS COS INC                  COM           73902108   3,367        22,394          SH      SOLE       NONE        22,394
CABLEVISION SYS CORP             CL A NY CABLVS    12686C109   3,080        101,200         SH      SOLE       NONE        101,200
CANADIAN NAT RES LTD                  COM          136385101   2,605        47,200          SH      SOLE       NONE        47,200
CHUBB CORP                            COM          171232101   13,951       270,000         SH      SOLE       NONE        270,000
CITIGROUP INC                         COM          172967101   3,645        71,000          SH      SOLE       NONE        71,000
COMMERCE BANCORP INC NJ               COM          200519106   8,946        268,000         SH      SOLE       NONE        268,000
CGG VERITAS                      SPONSORED ADR     204386106   1,620        38,900          SH      SOLE       NONE        38,900
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR     204412209   4,916        132,900         SH      SOLE       NONE        132,900
E TRADE FINANCIAL CORPORATION         COM          269246104   12,965       611,000         SH      SOLE       NONE        611,000
ESCHELON TELECOM INC                  COM          296290109   3,128        108,250         SH      SOLE       NONE        108,250
GOODMAN GLOBAL INC                    COM          38239A100   3,015        171,100         SH      SOLE       NONE        171,100
GRACE W R & CO DEL NEW                COM          38388F108   13,350       505,300         SH      SOLE       NONE        505,300
GREAT LAKES DREDGE & DOCK CO          COM          390607109   2,368        343,650         SH      SOLE       NONE        343,650
HILB ROGAL & HOBBS CO                 COM          431294107   5,808        118,400         SH      SOLE       NONE        118,400
HUB INTERNATIONAL LTD                 COM          44332P101   21,785       522,669         SH      SOLE       NONE        522,669
INTERCONTINENTALEXCHANGE INC          COM          45865V100   6,814        55,757          SH      SOLE       NONE        55,757
INTL SECS EXCHANGE HLDGS INC          CL A         46031W204   11,019       225,800         SH      SOLE       NONE        225,800
INVESTOOLS INC                        COM          46145P103   16,217       1,166,686       SH      SOLE       NONE        ,166,68
INVESTORS BANCORP INC                 COM          46146P102   5,011        347,000         SH      SOLE       NONE        347,000
LIBERTY GLOBAL INC                 COM SER A       530555101   3,460        105,076         SH      SOLE       NONE        105,076
LIBERTY GLOBAL INC                 COM SER C       530555309   2,347        76,601          SH      SOLE       NONE        76,601
METAL MGMT INC                      COM NEW        591097209   3,109        67,300          SH      SOLE       NONE        67,300
MFA MTG INVTS INC                     COM          55272X102   6,001        779,300         SH      SOLE       NONE        779,300
NEW YORK CMNTY BANCORP INC            COM          649445103   11,938       678,692         SH      SOLE       NONE        678,692
NEWS CORP                             CL A         65248E104   3,560        154,000         SH      SOLE       NONE        154,000
NUVEEN INVTS INC                      CL A         67090F106   12,156       257,000         SH      SOLE       NONE        257,000
PENSON WORLDWIDE INC                  COM          709600100   4,005        132,649         SH      SOLE       NONE        132,649
PEOPLES BK BRIDGEPORT CONN            COM          710198102   24,252       546,209         SH      SOLE       NONE        546,209
PETROLEUM GEO SVCS ASA NEW       SPONSORED ADR     716599105   1,956        75,121          SH      SOLE       NONE        75,121

                                                                                                 INVESTMENT   OTHER      VOTING
NAME OF ISSUER                   TITLE OF CLASS      CUSIP      (X $1,000)  TOTAL SHARES  SH/PRN DISCRETION  MANAGERS AUTHORITY SOLE

PRICE T ROWE GROUP INC                COM          74144T108   10,901       231,000         SH      SOLE       NONE        231,000
PROASSURANCE CORP                     COM          74267C106   8,713        170,340         SH      SOLE       NONE        170,340
PROGRESSIVE CORP OHIO                 COM          743315103   5,891        270,000         SH      SOLE       NONE        270,000
R H DONNELLEY CORP                    COM          74955W307   3,424        48,300          SH      SOLE       NONE        48,300
RYLAND GROUP INC                      COM          783764103   3,561        84,400          SH      SOLE       NONE        84,400
SEACOR HOLDINGS INC                   COM          811904101   7,839        79,660          SH      SOLE       NONE        79,660
STATE STR CORP                        COM          857477103   18,111       279,700         SH      SOLE       NONE        279,700
TECK COMINCO LTD                      COM          878742204   2,206        31,700          SH      SOLE       NONE        31,700
TEEKAY OFFSHORE PARTNERS LP      PARTNERSHIP UN    Y8565J101   2,398        82,700          SH      SOLE       NONE        82,700
TEEKAY SHIPPING MARSHALL ISL          COM          Y8564W103   5,622        103,900         SH      SOLE       NONE        103,900
TOLL BROTHERS INC                     COM          889478103   3,496        127,700         SH      SOLE       NONE        127,700
TRAVELCENTERS OF AMERICA LLC          COM          894174101   3,973        103,400         SH      SOLE       NONE        103,400
UCBH HOLDINGS INC                     COM          90262T308   3,540        190,140         SH      SOLE       NONE        190,140
UNIONBANCAL CORP                      COM          908906100   7,401        116,700         SH      SOLE       NONE        116,700
USB HLDG INC                          COM          902910108   3,501        154,310         SH      SOLE       NONE        154,310
VIEWPOINT FINL GROUP                  COM          926727108   3,458        199,314         SH      SOLE       NONE        199,314
WASHINGTON MUT INC                    COM          939322103   3,271        81,000          SH      SOLE       NONE        81,000
WAUWATOSA HLDGS INC                   COM          94348P108   1,639        93,774          SH      SOLE       NONE        93,774
WESTFIELD FINANCIAL INC NEW           COM          96008P104   2,090        194,970         SH      SOLE       NONE        194,970
                                                               345,170      11,379,141                                    11,379,141